Performance Management - Rule One Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The calendar year returns of the Founders Class Shares will differ from those of the Investor Class Shares due to different expense structures. The Investor Class Shares have not yet commenced operations and therefore have no performance history. Updated performance information is available by calling toll-free 1-833-RULEONE.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.
Bar Chart [Heading]	The following bar chart shows the annual returns for the Fund’s Founders Class shares for each full calendar year of the Fund’s operations.
Bar Chart Closing [Text Block]	During the periods shown, the highest quarterly return was 14.61% (quarter ended December 31, 2020) and the lowest quarterly return was -11.64% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.61%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.64%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table One Class of after Tax Shown [Text]	The table below shows how average annual total returns of the Fund’s Founders Class shares compared to those of the Fund’s broad-based market benchmark index, the S&P 500® Index, and the Dow Jones Industrial Average Index, which is the Fund’s secondary index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)	[1]
Performance Table Closing [Text Block]	The table below shows how average annual total returns of the Fund’s Founders Class shares compared to those of the Fund’s broad-based market benchmark index, the S&P 500® Index, and the Dow Jones Industrial Average Index, which is the Fund’s secondary index. The table also presents the impact of taxes on the Fund. After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The Investor Class Shares have not yet commenced operations and therefore have no performance history. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Availability Phone [Text]	1-833-RULEONE

[1]	In connection with newly adopted SEC regulations applicable to the Fund, the S&P 500® Index is the Fund’s broad-based securities market index. The Fund will continue to show performance for the Dow Jones Industrial Average Index, the Fund’s previous broad-based securities market index.